-----------------------------------
                                             OMB Number: 3235-0578
                                             -----------------------------------
                                             Expires: February 28, 2006

                                             Estimated average burden
                                             hours per response: 20.00
                                             -----------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-21531
                                   -------------------------------------


                          TFS Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  1800 Bayberry Court, Suite 103         Richmond, Virginia         23226
--------------------------------------------------------------------------------
             (Address of principal executive offices)            (Zip code)


                              Wade R. Bridge, Esq.


Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (804) 484-1401
                                                     -------------------


Date of fiscal year end:         June 30, 2005
                          ------------------------------------


Date of reporting period:        March 31, 2005
                          ------------------------------------


Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                            TFS MARKET NEUTRAL FUND
                            PORTFOLIO OF INVESTMENTS
                           MARCH 31, 2005 (UNAUDITED)

================================================================================
   SHARES    COMMON STOCKS - 92.1%                                      VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 16.8%
      2,000  99 Cents Only Stores (a) (b)                          $    26,340
      1,500  Adesa, Inc. (b)                                            35,040
      1,300  AFC Enterprises, Inc. (a)                                  33,163
        900  Albany International Corp. - Class A (b)                   27,792
        200  Bassett Furniture Industries, Inc.                          3,940
      1,200  Belo Corp. - Class A                                       28,968
      1,400  Big 5 Sporting Goods Corp. (b)                             34,580
      1,400  Borders Group, Inc.                                        37,268
      1,000  Brink's Co. (The) (b)                                      34,600
      2,200  Brookstone, Inc. (a)                                       35,684
      1,100  Buckle, Inc. (The) (b)                                     38,401
      2,900  Circuit City Stores, Inc.                                  46,545
      2,400  Citadel Broadcasting Corp. (a)                             32,952
        700  CLARCOR, Inc.                                              36,372
      2,384  Cosi, Inc. (a)                                             16,211
        134  CSS Industries, Inc. (b)                                    4,898
      2,500  Dress Barn, Inc. (The) (a)                                 45,550
      1,100  Education Management Corp. (a) (b)                         30,745
      2,900  Entravision Communications Corp. - Class A (a)             25,723
      2,500  Finish Line, Inc. - Class A                                57,875
      1,400  First Cash Financial Services, Inc. (a) (b)                29,638
      1,300  FTD Group, Inc. (a)                                        15,756
      2,400  Guess?, Inc. (a) (b)                                       32,880
      1,100  Hartmarx Corp. (a)                                         10,494
      1,300  Helen Of Troy, Ltd. (a)                                    35,594
      3,600  Jacuzzi Brands, Inc. (a) (b)                               35,136
      1,400  John Wiley & Sons, Inc. - Class A (b)                      49,350
      2,500  Korn/Ferry International (a) (b)                           47,575
      1,400  Lone Star Steakhouse & Saloon, Inc.                        40,467
        500  Media General, Inc. - Class A (b)                          30,925
      2,700  MTR Gaming Group, Inc. (a) (b)                             33,480
      1,500  New York & Co., Inc. (a)                                   30,105
      1,600  Phillips-Van Heusen Corp.                                  42,624
        800  Regis Corp. (b)                                            32,744
      3,500  Rent-Way, Inc. (a)                                         28,700
      4,100  Retail Ventures, Inc. (a)                                  37,351
      1,300  Reynolds & Reynolds Co. (The) - Class A (b)                35,178
        900  Rocky Shoes & Boots, Inc. (a)                              23,894
      3,000  Skechers U.S.A., Inc. - Class A (a)                        46,440
      2,400  Stride Rite Corp. (The)                                    31,920
      1,400  Trans World Entertainment Corp. (a)                        20,622
      1,600  TRW Automotive Holdings Corp. (a) (b)                      31,088
                                                                --------------
                                                                     1,354,608
                                                                --------------
             CONSUMER STAPLES - 3.7%
      1,600  7-Eleven, Inc. (a) (b)                                     38,432
        500  Alico, Inc. (a) (b)                                        26,350
      1,900  Domino's Pizza, Inc. (b)                                   35,511
        600  Famous Dave's of America, Inc. (a)                          8,448

                             TFS MARKET NEUTRAL FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

================================================================================
   SHARES    COMMON STOCKS - 92.1% (Continued)                          VALUE
--------------------------------------------------------------------------------
             CONSUMER STAPLES - 3.7% (Continued)
      1,200  Fossil, Inc. (a) (b)                                  $    31,110
      1,200  IHOP Corp. (b)                                             57,216
        670  Inter Parfums, Inc.                                         9,648
      2,000  Jackson Hewitt Tax Service, Inc. (b)                       41,840
      1,700  Movado Group, Inc. (b)                                     31,450
      1,300  Natural Health Trends Corp. (a)                            17,251
                                                                --------------
                                                                       297,256
                                                                --------------
             ENERGY - 6.6%
        600  Atwood Oceanics, Inc. (a) (b)                              39,924
      1,900  Cleco Corp.                                                40,470
      1,400  Dril-Quip, Inc. (a)                                        43,036
      1,400  Energy Transfer Partners L.P.                              43,806
        500  Houston Exploration Co. (The) (a) (b)                      28,475
        200  Lufkin Industries, Inc. (b)                                 9,658
      1,800  Oil States International, Inc. (a) (b)                     36,990
        300  Ormat Technologies, Inc.                                    4,698
      3,200  Pioneer Drilling Co. (a)                                   44,064
      2,700  RPC, Inc. (b)                                              41,013
      2,000  Todco - Class A (a) (b)                                    51,680
        800  Universal Compression Holdings, Inc. (a) (b)               30,296
      1,600  Veritas DGC, Inc. (a)                                      47,936
      1,400  WESCO International, Inc. (a) (b)                          39,200
      1,400  W-H Energy Services, Inc. (a) (b)                          33,502
                                                                --------------
                                                                       534,748
                                                                --------------
             FINANCIALS - 11.2%
      1,500  Affirmative Insurance Holdings, Inc.                       22,125
        102  Alleghany Corp. (a) (b)                                    28,254
      1,200  Allmerica Financial Corp. (a) (b)                          43,140
        600  AMERCO (a)                                                 27,780
      2,000  Apollo Investment Corp. (a) (b)                            33,560
        800  Arch Capital Group, Ltd. (a)                               32,032
      1,800  Archipelago Holdings, Inc. (a) (b)                         31,860
      1,100  Aspen Insurance Holdings, Ltd.                             27,731
        900  Asset Acceptance Capital Corp. (a)                         17,172
      1,600  BankAtlantic Bancorp, Inc. (b)                             27,840
      1,200  CB Richard Ellis Group, Inc. (a) (b)                       41,988
      1,500  Center Financial Corp. (b)                                 26,445
      1,400  Clark, Inc.                                                21,672
        322  CoBiz, Inc.                                                 6,240
      2,300  Collegiate Funding Services (a) (b)                        35,834
      1,000  CompuCredit Corp. (a)                                      26,620
      1,200  Euronet Worldwide, Inc. (a)                                34,260
        300  FBL Financial Group, Inc. - Class A                         8,400
        800  First Acceptance Corp. (a)                                  8,480
      1,800  Franklin Bank Corp. (a) (b)                                31,050
      1,100  Global Signal, Inc. (b)                                    32,956
      2,500  Gold Banc Corp., Inc. (b)                                  35,075
      5,800  Instinet Group, Inc. (a) (b)                               34,104

                             TFS MARKET NEUTRAL FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

================================================================================
   SHARES    COMMON STOCKS - 92.1% (Continued)                          VALUE
--------------------------------------------------------------------------------
             FINANCIALS - 11.2% (Continued)
        800  International Bancshares Corp. (b)                    $    27,736
        600  ITLA Capital Corp. (a) (b)                                 29,976
        900  Jones Lang LaSalle, Inc. (a) (b)                           41,985
      1,000  National Financial Partners Corp. (b)                      39,800
      1,200  Placer Sierra Bancshares (b)                               27,564
      1,000  State Auto Financial Corp.                                 26,620
      1,200  Susquehanna Bancshares, Inc.                               29,256
      2,400  Universal Amercian Financial Corp. (a) (b)                 41,520
                                                                --------------
                                                                       899,075
                                                                --------------
             HEALTH CARE - 10.6%
      2,000  Adeza Biomedical Corp. (a) (b)                             24,360
      3,000  Allos Therapeutics, Inc. (a)                                6,180
      1,000  American Physicians Capital, Inc. (a) (b)                  34,270
      3,700  American Retirement Corp. (a)                              53,798
        500  AMICAS, Inc. (a)                                            1,840
      1,600  AngioDynamics, Inc. (a) (b)                                29,280
      5,200  Anika Therapeutics, Inc. (a)                               66,560
      1,100  Arrow International, Inc. (a) (b)                          37,785
      2,000  Barrier Therapeutics, Inc. (a) (b)                         30,980
      4,200  Caliper Life Sciences, Inc. (a) (b)                        27,090
      1,800  Cantel Medical Corp. (a) (b)                               52,128
      3,400  Cholestech Corp. (a) (b)                                   34,272
      1,300  Closure Medical Corp. (a)                                  34,710
      4,200  Cubist Pharmaceuticals, Inc. (a)                           44,604
      1,300  Cutera, Inc. (a)                                           25,064
      3,100  Exelixis, Inc. (a)                                         21,018
      1,000  Lifeline Systems, Inc. (a) (b)                             30,320
      1,200  LIFE TIME FITNESS, Inc. (a)                                32,376
      7,700  Novavax, Inc. (a)                                          10,857
        500  Pediatrix Medical Group, Inc. (a) (b)                      34,295
     18,000  Pharmos Corp. (a)                                          11,340
      2,200  Protein Design Labs, Inc. (a)                              35,178
      1,400  Radiation Therapy Services, Inc. (a) (b)                   26,572
      1,978  Res-Care, Inc. (a) (b)                                     24,745
      1,500  Symbion, Inc. (a)                                          32,055
     16,400  Vion Pharmaceuticals, Inc. (a)                             46,740
      1,400  WellCare Health Plans, Inc. (a) (b)                        42,644
                                                                --------------
                                                                       851,061
                                                                --------------
             INDUSTRIALS - 13.6%
        900  AMETEK, Inc. (b)                                           36,225
      1,200  Applied Industrial Technologies, Inc.                      32,640
      1,200  Arlington Tankers, Ltd.                                    28,200
      2,400  Blount International, Inc. (a) (b)                         40,752
      1,000  Bucyrus International, Inc. (b)                            39,060
      1,400  Compass Minerals International, Inc. (b)                   35,630
      1,700  Covenant Transport, Inc. - Class A (a) (b)                 29,920
      1,600  Dynamex, Inc. (a) (b)                                      28,960
      1,600  Essex Corp. (a) (b)                                        26,128

                             TFS MARKET NEUTRAL FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

================================================================================
   SHARES    COMMON STOCKS - 92.1% (Continued)                          VALUE
--------------------------------------------------------------------------------
             INDUSTRIALS - 13.6% (CONTINUED)
      1,800  First Advantage Corp. - Class A (a) (b)               $    37,800
      2,000  Flanders Corp. (a)                                         22,560
        400  Genlyte Group, Inc. (The) (a) (b)                          35,988
      1,000  Greenbrier Cos., Inc. (The) (b)                            35,090
        600  Harsco Corp. (b)                                           35,766
      1,500  LECG Corp. (a) (b)                                         29,400
      1,600  Macquarie Infrastructure Co. Trust                         44,800
      1,800  Marine Products Corp. (b)                                  30,258
        800  MTC Technologies, Inc. (a)                                 26,000
      1,000  Old Dominion Freight Line, Inc. (a) (b)                    31,150
      1,500  Overnite Corp. (b)                                         47,985
      1,700  Pacer International, Inc. (a) (b)                          40,613
      5,200  Parker Drilling Co. (a)                                    29,900
      2,200  Perini Corp. (a) (b)                                       30,338
      2,300  Republic Airways Holdings, Inc. (a) (b)                    28,750
      2,400  SCS Transportation, Inc. (a) (b)                           44,616
        800  Siliconix, Inc. (a) (b)                                    28,224
      1,400  Sirva, Inc. (a) (b)                                         9,954
        800  SOURCECORP, Inc. (a)                                       16,112
        900  United Defense Industries, Inc. (b)                        66,078
      1,000  United Industrial Corp.                                    29,620
      1,800  USA Truck, Inc. (a)                                        41,310
      1,240  U.S. Xpress Enterprises, Inc. (a) (b)                      20,274
      1,600  Werner Enterprises, Inc. (b)                               31,088
                                                                --------------
                                                                     1,091,189
                                                                --------------
             INFORMATION TECHNOLOGY - 13.6%
      4,500  @Road, Inc. (a) (b)                                        18,450
      1,000  Anixter International, Inc. (a)                            36,150
        600  Ansoft Corp. (a) (b)                                       16,188
        900  ANSYS, Inc. (a)                                            30,789
      2,000  Blackbaud, Inc. (b)                                        25,200
      4,200  Borland Software Corp. (a)                                 34,104
      1,400  Catapult Communications Corp. (a) (b)                      29,890
      1,900  Covansys Corp. (a) (b)                                     28,338
      1,800  Digi International, Inc. (a) (b)                           24,696
      9,600  Entrust, Inc. (a) (b)                                      36,000
        900  ePlus, Inc. (a)                                            10,503
      3,200  eSPEED, Inc. - Class A (a) (b)                             29,440
      2,800  Integrated Device Technology, Inc. (a) (b)                 33,684
      1,400  Intergraph Corp. (a)                                       40,334
      2,000  Ixia (a) (b)                                               35,580
      2,500  JDA Software Group, Inc. (a)                               35,100
      1,300  Kanbay International, Inc. (a) (b)                         26,598
      1,900  LeCroy Corp. (a) (b)                                       32,547
      3,800  MEMC Electronic Materials, Inc. (a) (b)                    51,110
      2,000  Moldflow Corp. (a) (b)                                     31,980
      1,300  MRO Software, Inc. (a)                                     18,239
      1,200  Open Solutions, Inc. (a) (b)                               23,796

                             TFS MARKET NEUTRAL FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

================================================================================
   SHARES    COMMON STOCKS - 92.1% (Continued)                           VALUE
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY - 13.6% (Continued)
        800  Plantronics, Inc. (b)                                 $    30,464
        400  Pomeroy IT Solutions, Inc. (a) (b)                          5,960
      1,600  Progress Software Corp. (a) (b)                            41,952
      4,400  SonicWALL, Inc. (a) (b)                                    22,396
      1,000  SPSS, Inc. (a) (b)                                         17,390
      1,600  SS&C Technologies, Inc. (b)                                36,480
      1,800  Standard Microsystems Corp. (a) (b)                        31,248
        700  SureWest Communications                                    16,142
      1,700  Sybase, Inc. (a)                                           31,382
      1,500  SYNNEX Corp. (a) (b)                                       26,130
      2,600  Technitrol, Inc.                                           38,792
      1,500  TNS, Inc. (a) (b)                                          26,925
      1,900  Virage Logic Corp. (a) (b)                                 20,824
      1,400  Volt Information Sciences, Inc. (a) (b)                    33,810
      3,400  Western Digital Corp. (a) (b)                              43,350
      4,300  Youbet.com, Inc. (a)                                       25,198
                                                                --------------
                                                                     1,097,159
                                                                --------------
             MATERIALS - 12.7%
      2,500  Aleris International, Inc. (a)                             62,375
      4,200  American Ecology Corp. (b)                                 49,686
      4,000  Anchor Glass Container Corp. (b)                            8,960
        600  AptarGroup, Inc.                                           31,188
      1,700  Beacon Roofing Supply, Inc. (a)                            37,204
        900  Brady Corp. - Class A                                      29,115
      4,100  Columbus McKinnon Corp. (a) (b)                            55,842
        700  Cytec Industries, Inc.                                     37,975
      1,800  FMC Corp. (a)                                              96,210
      6,500  Gerdau Ameristeel Corp.                                    39,325
      1,400  H.B. Fuller Co.                                            40,600
      3,200  Hercules, Inc.                                             46,336
        800  IPSCO, Inc.                                                40,800
      1,800  Louisiana-Pacific Corp.                                    45,252
        900  Lubrizol Corp. (The) (b)                                   36,576
        700  Martin Marietta Materials, Inc.                            39,144
      1,700  Material Sciences Corp. (a) (b)                            22,865
      4,500  Omnova Solutions, Inc. (a)                                 24,165
      5,700  PolyOne Corp.                                              50,616
      2,300  Pope & Talbot, Inc.                                        40,434
        400  Silgan Holdings, Inc.                                      25,992
      1,300  Tennant Co. (b)                                            50,297
      1,100  TOR Minerals International, Inc. (a)                        6,655
      1,900  UAP Holding Corp.                                          30,590
      1,100  Westlake Chemical Corp. (b)                                35,585
      1,800  Worthington Industries, Inc.                               34,704
                                                                --------------
                                                                     1,018,491
                                                                --------------

                             TFS MARKET NEUTRAL FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

================================================================================
   SHARES    COMMON STOCKS - 92.1% (Continued)                          VALUE
--------------------------------------------------------------------------------
             TELECOMMUNICATIONS SERVICES - 2.2%
      4,200  Arris Group, Inc. (a) (b)                             $    29,022
      4,700  Aspect Communications Corp. (a) (b)                        48,927
      4,000  Centennial Communications Corp. (a) (b)                    43,400
        300  Channell Commercial Corp. (a)                               2,259
      1,800  Journal Communications, Inc. - Class A (b)                 29,790
      2,400  Premiere Global Services, Inc. (a)                         27,168
                                                                --------------
                                                                       180,566
                                                                --------------
             UTILITIES - 1.1%
        100  Atlas Pipeline Partners, L.P.                               4,489
        700  Crosstex Energy, Inc. (b)                                  30,639
      1,100  UGI Corp. (b)                                              49,962
                                                                --------------
                                                                        85,090
                                                                --------------

             TOTAL COMMON STOCKS (Cost $7,191,710)                 $ 7,409,243
                                                                --------------

================================================================================
   SHARES    CLOSED-END FUNDS - 4.4%                                   VALUE
--------------------------------------------------------------------------------
      1,700  AIM Select Real Estate Income Fund                    $    26,299
      1,700  Cohen & Steers REIT and Utility Income Fund, Inc.          29,580
      1,600  Cohen & Steers Select Utility Fund, Inc.                   30,688
      1,900  First Trust Value Line Dividend Fund                       27,227
      1,000  General American Investors Co., Inc.                       30,870
      1,700  John Hancock Tax-Advantage Dividend Income Fund            28,832
      2,300  Muni Intermediate Duration Fund, Inc.                      31,188
      2,400  Pioneer Tax Advantaged Balanced Fund                       31,008
      1,800  Salomon Brothers Capital and Income Fund, Inc.             29,448
      2,300  Salomon Brothers Fund, Inc. (The)                          29,095
      1,800  Scudder RREEF Real Estate Fund II                          26,964
      1,700  Tri-Continental Corp.                                      30,260
                                                                --------------

             TOTAL CLOSED-END FUNDS (Cost $363,274)                $   351,459
                                                                --------------

================================================================================
   SHARES    REAL ESTATE INVESTMENT TRUSTS - 5.9%                    VALUE
--------------------------------------------------------------------------------
             DIVERSIFIED - 1.3%
        800  Equity Lifestyles Properties, Inc.                 $       28,200
      1,400  Gramercy Capital Corp. (b)                                 27,300
      2,100  Lexington Corporate Properties Trust                       46,074
                                                                --------------
                                                                       101,574
                                                                --------------
             HEALTHCARE - 0.3%
      2,500  OMEGA Healthcare Investors, Inc. (b)                       27,450
                                                                --------------

             INDUSTRIAL/OFFICE - 1.6%
      1,400  BioMed Realty Trust, Inc. (b)                              28,840
        600  Parkway Properties, Inc. (b)                               28,020
        600  PS Business Parks, Inc.                                    24,180
      2,400  Trizec Properties, Inc.                                    45,600
                                                                --------------
                                                                       126,640
                                                                --------------

                             TFS MARKET NEUTRAL FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

================================================================================
   SHARES    REAL ESTATE INVESTMENT TRUSTS - 5.9% (Continued)           VALUE
--------------------------------------------------------------------------------
             LODGING/RESORT - 1.2%
      4,900  Ashford Hospitality Trust (b)                      $       49,980
      4,800  Highland Hospitality Corp. (b)                             49,680
                                                                --------------
                                                                        99,660
                                                                --------------
             MORTGAGE BACKED - 0.7%
        900  Arbor Realty Trust, Inc.                                   22,275
      3,000  Luminent Mortgage Capital, Inc. (b)                        32,940
                                                                --------------
                                                                        55,215
                                                                --------------
             RETAIL - 0.8%
        700  Getty Realty Corp.                                         17,885
      2,000  Tanger Factory Outlet Centers, Inc. (b)                    44,000
                                                                --------------
                                                                        61,885
                                                                --------------

             TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $488,062)$      472,424
                                                                --------------

================================================================================
   SHARES    MONEY MARKET SECURITIES - 4.6%                            VALUE
--------------------------------------------------------------------------------
    370,734  First American Treasury Obligation Fund - Class Y
              (Cost $370,734)                                   $      370,734
                                                                --------------
             TOTAL INVESTMENTS AT VALUE - 107.0%
               (Cost $8,413,780)                                $    8,603,860

             LIABILITIES IN EXCESS OF OTHER ASSETS - (7.0)%           (560,503)
                                                                --------------

             TOTAL NET ASSETS - 100.0%                          $    8,043,357
                                                                ==============

(a)  Non-income producing security.

(b) All or a portion of the shares have been committed as collateral for open short positions.

 See accompanying notes to Portfolio of Investments.

                             TFS MARKET NEUTRAL FUND
                        SCHEDULE OF SECURITIES SOLD SHORT
                           MARCH 31, 2005 (UNAUDITED)

================================================================================
   SHARES    COMMON STOCKS - 66.1%                                      VALUE
--------------------------------------------------------------------------------
             CONSUMER DISCRETIONARY - 15.3%
      1,600  4Kids Entertainment , Inc. (a)                        $    35,376
      3,000  Action Performance Cos., Inc.                              39,690
      2,300  ArvinMeritor, Inc.                                         35,581
        600  Bandag, Inc.                                               28,188
      4,400  Blockbuster, Inc. - Class A                                38,852
      3,300  Bombay Co., Inc. (The) (a)                                 17,490
      2,700  Callaway Golf Co.                                          34,560
      1,200  CarMax, Inc. (a)                                           37,800
        500  Cedar Fair, L.P.                                           15,735
      1,800  Cooper Tire & Rubber Co.                                   33,048
      1,000  Cost Plus, Inc. (a)                                        26,880
      2,700  Dana Corp.                                                 34,533
        800  Deckers Outdoor Corp. (a)                                  28,592
      1,200  Dick's Sporting Goods, Inc. (a)                            44,076
        700  Duratek, Inc. (a)                                          13,965
        700  EVCI Career Colleges Holding Corp. (a)                      5,320
      1,700  Federal Signal Corp.                                       25,789
      1,100  Gaylord Entertainment Co. (a)                              44,440
      1,300  Goody's Family Clothing, Inc.                              11,739
      3,500  Hayes Lemmerz International, Inc. (a)                      18,200
      1,000  Jos. A. Bank Clothiers, Inc. (a)                           29,300
      4,100  K2, Inc. (a)                                               56,375
      2,200  Labor Ready, Inc. (a)                                      41,030
      1,400  Leapfrog Enterprises, Inc. (a)                             15,890
      2,100  Learning Tree International, Inc. (a)                      30,261
        400  Modine Manufacturing Co.                                   11,732
        800  Monaco Coach Corp.                                         12,920
      1,700  Movie Gallery, Inc.                                        48,756
        700  Oxford Industries, Inc.                                    25,613
        700  Playtex Products, Inc. (a)                                  6,300
      1,400  Priceline.com, Inc. (a)                                    35,280
        900  Red Robin Gourmet Burgers, Inc. (a)                        45,819
      1,400  Resources Connection, Inc. (a)                             29,302
      1,350  Shuffle Master, Inc. (a)                                   39,096
      2,800  Sotheby's Holdings, Inc. - Class A (a)                     47,488
        300  Stage Stores, Inc. (a)                                     11,517
      2,500  Tenneco Automotive, Inc. (a)                               31,150
      3,700  UnitedGlobalCom, Inc. - Class A (a)                        35,002
      1,500  West Marine, Inc. (a)                                      31,890
        800  Winnebago Industries, Inc.                                 25,280
      1,900  WMS Industries, Inc. (a)                                   53,504
                                                                --------------
                                                                     1,233,359
                                                                --------------

                             TFS MARKET NEUTRAL FUND
                  SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

================================================================================
   SHARES    COMMON STOCKS - 66.1% (Continued)                          VALUE
--------------------------------------------------------------------------------
             CONSUMER STAPLES - 4.5%
      2,000  American Greetings Corp. - Class A                 $       50,960
      1,100  American Italian Pasta Co. - Class A                       30,140
      1,900  Hain Celestial Group, Inc. (The) (a)                       35,416
      1,200  Mobile Mini, Inc. (a)                                      48,492
      1,200  Nash Finch Co.                                             45,588
        500  Peet's Coffee & Tea, Inc. (a)                              12,325
        600  P. F. Chang's China Bistro, Inc. (a)                       35,880
        900  Sanderson Farms, Inc.                                      38,889
      1,400  Sensient Technologies Corp.                                30,184
      1,700  Tupperware Corp.                                           34,612
                                                                --------------
                                                                       362,486
                                                                --------------
             ENERGY - 1.2%
      3,000  KFx, Inc. (a)                                              40,200
      1,200  McMoRan Exploration Co. (a)                                24,120
      2,500  Reliant Energy, Inc. (a)                                   28,450
        600  SEMCO Energy, Inc.                                          3,450
                                                                --------------
                                                                        96,220
                                                                --------------
             FINANCIALS - 7.6%
        600  Affiliated Managers Group, Inc. (a)                        37,218
        900  AmerUs Group Co.                                           42,525
      1,200  Bankrate, Inc. (a)                                         16,068
      1,300  Boston Private Financial Holdings, Inc.                    30,875
      1,600  Capstead Mortgage Corp.                                    13,680
      1,700  Encore Capital Group, Inc. (a)                             24,735
        800  First Charter Corp.                                        18,072
      1,500  FTI Consulting, Inc. (a)                                   30,960
        600  Global Payments, Inc.                                      38,694
        400  Harbor Florida Bancshares, Inc.                            13,640
      2,200  Irwin Financial Corp.                                      50,644
      3,600  Knight Trading Group, Inc. - Class A (a)                   34,704
      3,900  LaBranche & Co., Inc. (a)                                  36,270
      2,300  Metris Cos., Inc. (a)                                      26,657
      2,700  NetBank, Inc.                                              22,896
        200  NYMAGIC, Inc.                                               4,740
      1,210  Oriental Financial Group, Inc.                             28,338
      4,100  PMA Capital Corp. - Class A (a)                            32,800
      1,000  PrivateBancorp, Inc.                                       31,410
        500  QC Holdings, Inc. (a)                                       7,515
      2,700  U.S.I. Holdings Corp. (a)                                  31,806
        800  Whitney Holding Corp.                                      35,608
                                                                --------------
                                                                       609,855
                                                                --------------

                             TFS MARKET NEUTRAL FUND
                  SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

================================================================================
   SHARES    COMMON STOCKS - 66.1% (Continued)                          VALUE
--------------------------------------------------------------------------------
             HEALTH CARE - 18.6%
      2,100  Abaxis, Inc. (a)                                      $    18,585
      1,500  Able Laboratories, Inc. (a)                                35,190
        700  Advanced Medical Optics, Inc. (a)                          25,347
      1,600  Affymetrix, Inc. (a)                                       68,544
      2,600  Allscripts Healthcare Solutions, Inc. (a)                  37,180
      2,500  Alpharma, Inc. - Class A                                   30,800
      1,100  American Healthways, Inc. (a)                              36,322
      2,200  AMN Healthcare Services, Inc. (a)                          35,002
      2,900  AtheroGenics, Inc. (a)                                     37,961
      1,100  AthroCare Corp. (a)                                        31,350
      2,000  BioScrip, Inc. (a)                                         12,060
      3,900  Bradley Pharmaceuticals, Inc. (a)                          37,284
      6,600  Cell Genesys, Inc. (a)                                     29,898
        700  Cerner Corp. (a)                                           36,757
      1,600  CV Therapeutics, Inc. (a)                                  32,576
      3,400  Cypress Bioscience, Inc. (a)                               31,076
      4,100  deCODE genetics, Inc. (a)                                  23,370
      2,500  Eclipsys Corp. (a)                                         38,700
      1,995  Enzo Biochem, Inc. (a)                                     28,768
        500  Geo Group, Inc. (The) (a)                                  14,290
      3,200  Hanger Orthopedic Group, Inc. (a)                          19,040
      1,300  Hollis-Eden Pharmaceuticals, Inc. (a)                       9,159
      2,200  ID Biomedical Corp. (a)                                    33,572
      3,900  Illumina, Inc. (a)                                         31,512
        900  Kensey Nash Corp. (a)                                      24,372
        900  Kindred Healthcare, Inc. (a)                               31,590
      5,000  King Pharmaceuticals, Inc. (a)                             41,550
      2,800  K-V Pharmaceutical Co. - Class A (a)                       64,960
      1,700  Kyphon, Inc. (a)                                           42,789
      1,400  Mannkind Corp. (a)                                         19,922
      1,000  Myogen, Inc. (a)                                            7,890
      2,800  Nabi Biopharmaceuticals (a)                                34,944
      1,400  Nautilus, Inc.                                             33,264
      1,700  NDCHealth Corp.                                            27,166
      2,000  NitroMed, Inc. (a)                                         34,620
      1,500  Northfield Laboratories, Inc. (a)                          16,875
      1,700  Noven Pharmaceuticals, Inc. (a)                            28,832
      2,700  NPS Pharmaceuticals, Inc. (a)                              34,074
      5,800  OCA, Inc. (a)                                              24,650
      2,500  Option Care, Inc.                                          51,475
      5,000  Pain Therapeutics, Inc. (a)                                25,400
      1,111  Pharmacyclics, Inc. (a)                                     8,921
      1,000  PolyMedica Corp.                                           31,760
      2,000  Santarus, Inc. (a)                                          9,720

                             TFS MARKET NEUTRAL FUND
                  SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

================================================================================
   SHARES    COMMON STOCKS - 66.1% (Continued)                          VALUE
--------------------------------------------------------------------------------
             HEALTH CARE - 18.6% (Continued)
        400  SFBC International, Inc. (a)                          $    14,096
        600  Sierra Health Systems, Inc. (a)                            38,304
      1,000  Somanetics Corp. (a)                                       13,500
        600  SonoSite, Inc. (a)                                         15,588
        200  Specialty Laboratories, Inc. (a)                            1,910
        800  Sunrise Senior Living, Inc. (a)                            38,880
      1,200  Ventana Medical Systems, Inc. (a)                          44,952
                                                                --------------
                                                                     1,496,347
                                                                --------------
             INDUSTRIALS - 3.5%
      3,400  AMR Corp. (a)                                              36,380
      3,000  Central Freight Lines, Inc. (a)                            10,680
      1,800  Fleetwood Enterprises, Inc. (a)                            15,660
      2,500  General Cable Corp. (a)                                    30,175
      1,600  Hudson Highland Group, Inc. (a)                            27,344
      1,600  Insituform Technologies, Inc. - Class A (a)                23,216
      1,400  Interface, Inc. - Class A (a)                               9,548
      1,400  JLG Industries, Inc.                                       30,170
        200  Lindsay Manufacturing Co.                                   3,816
        200  MAIR Holdings, Inc. (a)                                     1,784
      2,800  Northwest Airlines Corp. (a)                               18,732
        300  Stoneridge, Inc. (a)                                        3,663
      2,800  Tetra Tech, Inc. (a)                                       35,336
      1,100  Trinity Industries, Inc.                                   30,987
                                                                --------------
                                                                       277,491
                                                                --------------
             INFORMATION TECHNOLOGY - 6.9%
      1,284  Altiris, Inc. (a)                                          30,623
      4,300  Ariba, Inc. (a)                                            33,368
      4,400  Aspen Technology, Inc.(a)                                  24,992
      7,100  Autobytel, Inc (a)                                         35,784
      5,000  CNET Networks, Inc. (a)                                    47,200
        500  Digimarc Corp. (a)                                          3,075
      1,800  Digital Theater Systems, Inc. (a)                          32,598
      3,900  FalconStor Software, Inc. (a)                              23,283
      1,200  Hollywood Media Corp. (a)                                   6,000
      3,500  Insight Communications Co., Inc. - Class A (a)             41,475
      3,400  Multimedia Games, Inc. (a)                                 26,384
      1,200  Neoforma, Inc. (a)                                          9,540
      2,600  Perficient, Inc. (a)                                       19,994
        800  SeaChange International, Inc. (a)                          10,360
      4,400  Secure Computing Corp. (a)                                 37,708
      1,800  Sonic Solutions (a)                                        27,090

                             TFS MARKET NEUTRAL FUND
                  SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

================================================================================
   SHARES    COMMON STOCKS - 66.1% (Continued)                          VALUE
--------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY - 6.9% (Continued)
      1,000  Stratasys, Inc. (a)                                   $    28,330
      2,000  Sykes Enterprises, Inc. (a)                                13,740
      2,800  TeleTech Holdings, Inc. (a)                                36,176
      3,600  Verity, Inc. (a)                                           34,020
      6,200  webMethods, Inc. (a)                                       33,976
                                                                --------------
                                                                       555,716
                                                                --------------
             MATERIALS - 3.7%
      1,200  Calgon Carbon Corp.                                        10,248
      5,600  Champion Enterprises, Inc. (a)                             52,640
        600  Chesapeake Corp.                                           12,612
        400  Eagle Materials, Inc.                                      32,376
        700  Jarden Corp. (a)                                           32,116
        300  Penford Corp.                                               4,875
      2,400  Ryerson Tull, Inc.                                         30,408
      1,700  Shaw Group, Inc. (The) (a)                                 37,060
      4,000  Terra Industries, Inc. (a)                                 31,040
      1,200  USG Corp. (a)                                              39,792
        600  Wheeling-Pittsburgh Corp. (a)                              18,630
                                                                --------------
                                                                       301,797
                                                                --------------
             TELECOMMUNICATIONS SERVICES - 1.0%
      3,600  REMEC, Inc. (a)                                            19,008
      2,000  Source Interlink Cos., Inc. (a)                            22,500
      1,700  UNOVA, Inc. (a)                                            35,105
                                                                --------------
                                                                        76,613
                                                                --------------
             UTILITIES - 3.8%
      1,500  Allegheny Energy, Inc. (a)                                 30,990
      3,200  CMS Energy Corp. (a)                                       41,728
      1,700  Duquesne Light Holdings, Inc.                              30,464
        800  Nicor, Inc.                                                29,672
      1,400  Piedmont Natural Gas Co., Inc.                             32,256
      6,600  Sierra Pacific Resources (a)                               70,950
      2,300  TECO Energy, Inc.                                          36,064
        500  UIL Holdings Corp.                                         25,325
        200  WPS Resources Corp.                                        10,584
                                                                --------------
                                                                       308,033
                                                                --------------

             TOTAL COMMON STOCKS (Cost $5,198,833)              $    5,317,917
                                                                --------------

                             TFS MARKET NEUTRAL FUND
                  SCHEDULE OF SECURITIES SOLD SHORT (CONTINUED)
                           MARCH 31, 2005 (UNAUDITED)

================================================================================
   SHARES    REAL ESTATE INVESTMENT TRUSTS - 1.0%                       VALUE
--------------------------------------------------------------------------------
             LODGING/RESORT - 0.5%
      4,200  MeriStar Hospitality Corp.                         $       29,400
        500  Winston Hotels, Inc.                                        5,850
                                                                --------------
                                                                        35,250
                                                                --------------
             MORTGAGE BACKED - 0.5%
      1,800  Anworth Mortgage Asset Corp.                               17,190
      2,200  Capital Lease Funding, Inc.                                24,310
                                                                --------------
                                                                        41,500
                                                                --------------

             TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $76,258) $       76,750
                                                                --------------

             TOTAL SECURITIES SOLD SHORT - 67.1%
               (Proceeds $5,275,091)                            $    5,394,667
                                                                ==============


(a)  Non-income producing security.

 See accompanying notes to Portfolio of Investments.

TFS MARKET NEUTRAL FUND

NOTES TO PORTFOLIO OF INVESTMENTS

MARCH 31, 2005 (UNAUDITED)


1.   SECURITIES VALUATION

The TFS Market Neutral Fund's (the Fund) portfolio securities are valued as of the close of the regular trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m., Eastern time). Securities are valued at market value as of the close on the NYSE on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NSYE or other primary exchange for long positions and at the closing ask price for short positions for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.

When reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. The Fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. When fair-value pricing is used, the prices of the securities used to calculate the Fund's NAV may differ from quoted or published prices for the same securities.



2.   SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.



3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2005:



     Cost of portfolio investments and securities sold short     $  3,141,966
                                                              ================

     Gross unrealized appreciation                               $    797,790
     Gross unrealized depreciation                                   (730,563)
                                                              ----------------

     Net unrealized appreciation                                 $     67,227
                                                              ================



The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   TFS Capital Investment Trust
             -------------------------------------------------


By (Signature and Title)*    /s/ Larry S. Eiben
                           -----------------------------------

                           Larry S. Eiben, President

Date          May 27, 2005
      ---------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Larry S. Eiben
                           -----------------------------------

                           Larry S. Eiben, President

Date          May 27, 2005
      ---------------------------------



By (Signature and Title)*    /s/ Mark J. Seger
                           -----------------------------------

                            Mark J. Seger, Treasurer


Date        May 27, 2005
      ---------------------------------



* Print the name and title of each signing officer under his or her signature.